Trade and Other Receivables	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Trade and Other Receivables	Trade and Other Receivables
When revenue is recognized, the Company records a receivable that is included in trade and other receivables on the consolidated balance sheet. Trade receivables and unbilled revenues, net of allowance for credit losses, were as follows:

	December 31, 2023	December 31, 2022	January 1, 2021
	$	$	$
Unbilled revenues, net	132	123	87
Trade receivables, net	62	80	40
Indirect taxes receivable	46	31	39
Other receivables	27	23	13
Accrued interest	15	16	13
	282	273	192
Unbilled revenues represent amounts not yet billed related to subscription fees for Plus merchants, transaction fees, shipping charges and partner referral fees as of the consolidated balance sheet date.

The allowance for credit losses reflects the Company's best estimate of probable losses inherent in the unbilled revenues and trade receivables accounts. The Company determined the provision based on known troubled accounts, historical experience, supportable forecasts of collectibility and other currently available evidence.

Activity in the allowance for credit losses was as follows:

	Years ended
	December 31, 2023 $	December 31, 2022 $
Balance, beginning of the year	16	7
Provision for credit losses related to uncollectible receivables	9	17
Write-offs	(12)	(8)
Balance, end of the year	13	16
Loans and Merchant Cash Advances

	December 31, 2023	December 31, 2022	January 1, 2022
	$	$	$
Loans receivable, gross(1)	732	228	73
Allowance for credit losses related to uncollectible loans receivable	(60)	(19)	(3)
Merchant cash advances receivable, gross	180	420	439
Allowance for credit losses related to uncollectible merchant cash advances receivable	(36)	(49)	(38)
Loans and merchant cash advances, net	816	580	471
(1) Included in the loans receivable gross balance as of December 31, 2023 is $10 of interest receivable (December 31, 2022 - $3, January 1, 2022 - $nil).

Certain loans and merchant cash advances are facilitated by the Company and originated by a bank partner, from whom the Company then purchases the loans and merchant cash advances obtaining all rights, title and interest or discount. In the years ended December 31, 2023 and 2022, these purchases added up to $1,966 and $512, respectively, of merchant cash advances and loans to Shopify merchants.
Loans

The following table summarizes the activities of the Company’s allowance for credit losses related to uncollectible loans receivable:

	Years ended
	December 31, 2023	December 31, 2022
	$	$
Allowance, beginning of the year	19	3
Provision for credit losses related to uncollectible loans receivable	60	21
Loans receivable charged off, net of recoveries	(19)	(5)
Allowance, end of the year	60	19

The following table presents the delinquency status of the gross amount of merchant loans by year of origination. The delinquency status is determined based on the number of days past the contractual or expected repayment date for which the Company anticipates to receive the amounts outstanding. The "current" category represents balances that are within 29 days of the contractual repayment dates, or within 29 days of the expected repayment date.

	December 31, 2023
	Total	Percent
Current	$696	95.1%
30-59 Days	5	0.7%
60-89 Days	2	0.3%
90-179 Days	7	0.9%
180+ Days	22	3.0%
Total	$732	100.0%

	December 31, 2022
	Total	Percent
Current	$215	94.2%
30-59 Days	2	0.9%
60-89 Days	1	0.7%
90-179 Days	4	1.6%
180+ Days	6	2.6%
Total	$228	100.0%

The Company maintains an internal monitoring list related to its outstanding loans. A merchant's ability and willingness to repay the financing receivables outstanding under the program is analyzed for a variety of factors that include, but are not limited to: current or expected age of the financing, merchant subscription or financing status, merchant GMV trends and other changes to merchant credit profiles. In March 2023, the Company modified its policy to charging off receivables outstanding under the program when the merchant receivable is included on its internal monitoring list for a period of 150 consecutive days (previously 90 consecutive days).
Merchant Cash Advances

The following table summarizes the activities of the Company’s allowance for credit losses related to uncollectible merchant cash advances receivable:

	Years ended
	December 31, 2023	December 31, 2022
	$	$
Allowance, beginning of the period	49	38
Provision for credit losses related to uncollectible merchant cash advances receivable	20	43
Merchant cash advances receivable charged off, net of recoveries	(33)	(32)
Allowance, end of the period	36	49